Schedule of reconciliation of adjusted EBITDA (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Adjusted Ebitda
Profit for the period attributable to owners of the Company		$ 239,411	$ 851,336
Finance costs		6,586	5,439	$ 7,325	$ 17,381
Tax expenses		156,548	291,966	288,789	182,160
Depreciation of property, plant and equipment		7,686	4,375
Amortization of right-of-use assets		20,141	14,944	$ 21,598
Other expense	[1]	228,413
Adjusted EBITDA	[2]	$ 658,785	$ 1,168,060

[1]	During the nine months ended September 30, 2024, the Group incurred one-off listing expenses totalling USD228,413 as part of the initial listing exercise. These expenses primarily include legal fees, advisory fees and audit fees associated with the preparation and execution of the listing.
[2]	Refer Note 2.8 and Note 9 to the unaudited combined and condensed consolidated financial statements for further details.